Employees - Pensions and Similar Obligations, Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	14.00%
Actuarial valuation, time interval	3 years
Actual return on plan assets	€ 990	€ (5,987)
Return on plan assets excluding amounts included in net finance income/(cost)	131	(6,483)	€ 1,958
Interest income, defined benefit plans	859
Property and leases occupied by Unilever
Disclosure of defined benefit plans [line items]
Property and leases	80	77
Unilever securities
Disclosure of defined benefit plans [line items]
Equity securities	0	€ 1
Percentage of plan assets in equity securities (in percent)		0.003%
Special Benefits Trust
Disclosure of defined benefit plans [line items]
Excluded plan assets	€ 33	€ 39
UK and Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit pension liabilities	66.00%
United Kingdom
Disclosure of defined benefit plans [line items]
Percentage of long term trend future improvements	1.00%
United Kingdom | Interest rate risk | Minimum
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	100.00%
United Kingdom | Inflation rate risk | Minimum
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	100.00%
The Netherlands | Interest rate risk
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	90.00%
The Netherlands | Inflation rate risk
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	20.00%
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Period of level of medical cost inflation	8 years
Other post- employment benefit plans | Bottom of range
Disclosure of defined benefit plans [line items]
Rate of level of medical cost inflation (in percent)	7.00%
Other post- employment benefit plans | Top of range
Disclosure of defined benefit plans [line items]
Rate of level of medical cost inflation (in percent)	5.00%
Pension liabilities
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	96.00%
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	82.00%